LOANS (excluding covered loans) - Nonaccrual, Restructured and Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Modifications [Line Items]
Total impaired loans	$ 2,968,447	$ 2,816,093
Interest included in income
Loans and Leases Receivable-Nonaccrual, future commitment to lend	0	77	4
Commercial
Financing Receivable, Modifications [Line Items]
Total impaired loans	856,981	800,253
Real estate-construction
Financing Receivable, Modifications [Line Items]
Total impaired loans	114,974	163,543
Real estate-commercial
Financing Receivable, Modifications [Line Items]
Total impaired loans	1,233,067	1,139,931
Real estate-residential
Financing Receivable, Modifications [Line Items]
Total impaired loans	287,980	269,173
Installment
Financing Receivable, Modifications [Line Items]
Total impaired loans	67,543	69,711
Home equity
Financing Receivable, Modifications [Line Items]
Total impaired loans	358,960	341,310
Non Covered Loans
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	54,299	62,302	71,657
Restructured loans - accrual status	4,009	3,508	679
Restructured loans - nonaccrual status	18,071	14,105	5,446
Total restructured loans	22,080	17,613	6,125
Total impaired loans	76,379	79,915	77,782
Interest income effect
Gross amount of interest that would have been recorded under original terms	5,500	5,462	4,576
Interest included in income
Nonaccrual loans	468	1,772	2,384
Restructured loans	299	521	35
Total interest included in income	767	2,293	2,419
Net impact on interest income	4,733	3,169	2,157
Non Covered Loans | Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	7,809	13,729	13,798
Total impaired loans	10,482	13,729
Non Covered Loans | Real estate-construction
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	10,005	12,921	35,604
Total impaired loans	17,387	19,332
Non Covered Loans | Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	28,349	28,342	15,320
Total impaired loans	34,520	34,124
Non Covered Loans | Real estate-residential
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	5,692	4,607	3,993
Total impaired loans	11,331	10,027
Non Covered Loans | Installment
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	371	150	618
Total impaired loans	485	150
Non Covered Loans | Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	2,073	2,553	2,324
Total impaired loans	$ 2,174	$ 2,553